MATERIAL EVENTS IN THE REPORTING PERIOD (Details Narrative) $ / shares in Units, $ in Thousands		6 Months Ended
	May 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	May 31, 2023 ₪ / shares shares	Mar. 29, 2023 $ / shares shares	Mar. 29, 2023 ₪ / shares shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Shares, issued | shares	150,000		150,000	375,000	375,000
Exercise price per share | (per share)	$ 0.13		₪ 0.5	$ 0.27	₪ 1
Fully vested	3 years	3 years
Total expense		$ 2
Board of Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Exercise price per share | (per share)	$ 0.13		₪ 0.5
Total expense		$ 73
Vested options	$ 174